Income Taxes (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Effective Income Tax Rate, Continuing Operations	10.30%	9.20%	54.80%	21.50%